RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
1	Wuhan Linyu Ecological Group Co., Ltd.(“Wuhan Linyu”)	Entity controlled by Wuhan Tourism&Sports Group
2	Shenzhen Media Group (“Shenzhen Media”)	Shareholder of the Group and minority shareholder of Dawei Xianglong
3	Wuhan Suran Culture Media Co., Ltd.(“Wuhan Suran”) (1)	(1)
4	Wuhan Yingyi Culture Media Co., Ltd. (“Wuhan Yingyi”) (1)	(1)
5	Wuhan Lingsheng Culture and Technology Co., Ltd.(“Wuhan Lingsheng”) (1)	(1)
6	HaoMing Yu	Vice President
7	Liwei Sun	Director and President
8	Phase Two Limited(2)	Entity which the Group holds 40% beneficial ownership.
9	Mario Yau Kwan Ho	Chairman and Co-Chief Executive Officer
10	Xingjing Culture Media	Entity controlled by Liwei Sun

(1)	Wuhan Suran, Wuhan Yingyi and Wuhan Lingsheng is no longer considered related parties due to disposal of Young Will.
(2)	Phase Two Limited was established on December 4, 2025, with NIP Group Inc. holding a 40% beneficial ownership;

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated.

	As of December 31,
	2024	2025
Shenzhen Media (1)	252,079	263,117
Liwei Sun (2)	36,150	37,733
Phase Two Limited(3)	-	17,151
Shenzhen Xingjing (4)	196,437	-
Shengjie Huang (5)	$411,511	$-
Total	$896,177	$318,001

(1)	The balance represented the accounts receivable for providing esports service to related parties.

(2)	The balance represented interest-free loan to related parties, which were due on demand.

(3)	Phase Two Limited was established on December 4, 2025; The balance represents the advance payment we made on behalf of the related party for the company’s registration expenses.

(4)	Beginning in 2025, Shenzhen Xingjing has become a subsidiary of the Group through consolidation and is no longer considered a related party.

(5)	Shengjie Huang is no longer considered related parties due to disposal of Young Will.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

23. RELATED PARTY TRANSACTIONS - Continued

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2025
Shenzhen Media (1)	$946,944	$1,417,402
Mario Yau Kwan Ho (2)	325,277	148,665
Xingjing Culture Media (3)	86,228	90,003
Wuhan Lingsheng	5,353	-
Wuhan Yingyi	9,006	-
Subtotal of amount due to related parties-current	1,372,808	1,656,070
Shenzhen Xingjing (4)	131,017	-
Subtotal of amount due to related parties-non-current	131,017	-
Total	$1,503,825	$1,656,070

(1)	In April 2021, the Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party. As of December 31, 2024 and December 31, 2025, the balance represents government subsidies the Group received and should pay to the related party.

(2)	The balances represented the service fee for Mario Yau Kwan Ho who provided services to the reality show that hosted by the customers.

(3)	The balances represented interest-free loan from related parties for daily operations, which were due on demand.

(4)	Beginning in 2025, Shenzhen Xingjing has become a subsidiary of the Group through consolidation and is no longer considered a related party.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

23. RELATED PARTY TRANSACTIONS - Continued

The following is a list of related parties which the Group has major transactions with:

Nature	For the years ended December 31,
	2023	2024	2025
Shenzhen Media
Government subsidies that should be distributed to Shenzhen Media (1)	423,675	416,914	413,644
Sponsorships and advertising services provided by the Group (2)	423,675	-	-
Rental expense	610,092	16,579	-
Event production service provided by Shenzhen Media	14,687	2,622	-
Repayment of government subsidies distributed to Shenzhen Media	282,450	-	-
Event production service provided by the Group	-	437,891	-
Event operation service provided by Shenzhen Media	-	119,571	-
			-
Wuhan Suran(2)
Talent management service provided by the Group	-	37,586	60,818

Wuhan Yingyi(2)
Talent management service provided by Group	-	14,967	32,690

Wuhan Lingsheng(2)
Talent management service provided by Group	-	7,258	12,345

Wuhan Linyu
Services provided by Wuhan linyu	6,758	5,489	5,187
Repayment of services provided by Wuhan Linyu	8,106	5,489	5,187
Interest expenses paid to Wuhan Linyu	-	-	-

Phase Two Limited
Prepaid expenses paid by the Group	-	-	17,151

HaoMing Yu
Loan to HaoMing Yu	-	-	33,391
Collection of loan to HaoMing Yu	-	-	33,391

Wuhan Tourism&Sports Group
Sponsorships and advertising services provided by the Group	666,156	600,898	-

Mario Yau Kwan Ho
Reality show service provided by Mario Yau Kwan Ho	146,822	224,528	-
Repayment of reality show service provided by Mario Yau Kwan Ho	667,994	39,048	-

Tianjin LLP
Payment to Tianjin LLP for Wuhan ESVF’s share purchase	-	62,702	-
Collection of loan to Tianjin LLP	-	278	-

Shenzhen Xingjing Weiwu Education Technology Co., Ltd.(3)
Event production services provided by the Group	75,988	25,297	-
Loan to Shenzhen Xingjing Weiwu Education Technology Co., Ltd.	152,304	1,042	-

Xingjing Culture Media
Loan from Xingjing Culture Media	282,507	-	-
Loan repayment to Xingjing Culture Media	3,588,153	-	-

Liwei Sun
Loan to Liwei Sun	49,429	-	-
Collection of loan to Liwei Sun	49,429	-	-

(1)	The Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party.

(2)	Wuhan Suran, Wuhan Yingyi and Wuhan Lingsheng is no longer considered related parties due to disposal of Young Will.

(3)	Beginning in 2025, Shenzhen Xingjing has become a subsidiary of the Group through consolidation and is no longer considered a related party.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)